EMPLOYEE AND DIRECTOR BENEFITS, Stock Option Plans (Details)	12 Months Ended
	Dec. 31, 2018 Plan $ / shares shares	Dec. 31, 2017 Plan shares	Dec. 31, 2014 shares
Stock option plans [Abstract]
Number of share-based compensation plans | Plan	6	6
Stock Option [Member]
Stock option plans [Abstract]
Exercise price of stock options granted (in dollars per share) | $ / shares	$ 3.83
Stock Option [Member] | Carolina Commerce Bank [Member]
Stock option plans [Abstract]
Conversion rate upon acquisition (in shares)	0.625
Vested options outstanding (in shares)	76,845
Stock Option [Member] | Carolina Commerce Bank [Member] | Minimum [Member]
Stock option plans [Abstract]
Exercise price of vested options (in dollars per share) | $ / shares	$ 2.13
Stock Option [Member] | Carolina Commerce Bank [Member] | Maximum [Member]
Stock option plans [Abstract]
Exercise price of vested options (in dollars per share) | $ / shares	$ 10.40
Restricted Stock [Member]
Stock option plans [Abstract]
Grants of restricted stock (in shares)	0	0
2001 Employee Plan and 2001 Director Plan [Member] | Stock Option [Member]
Stock option plans [Abstract]
Aggregate number of common shares reserved for options (in shares)	201,542
Exercise price of stock options granted (in dollars per share) | $ / shares	$ 3.14
Option term	10 years
2001 Employee Plan and 2001 Director Plan [Member] | Stock Option [Member] | Granted in 2006 Through 2011 [Member]
Stock option plans [Abstract]
Options vesting period	4 years
2001 Employee Plan and 2001 Director Plan [Member] | Stock Option [Member] | Granted in 2005 [Member]
Stock option plans [Abstract]
Options vesting period	3 years
2001 Employee Plan [Member] | Stock Option [Member]
Stock option plans [Abstract]
Aggregate number of common shares reserved for options (in shares)	100,771
2001 Director Plan [Member] | Stock Option [Member]
Stock option plans [Abstract]
Aggregate number of common shares reserved for options (in shares)	100,771
2005 Employee Plan and 2005 Director Plan [Member] | Stock Option [Member]
Stock option plans [Abstract]
Aggregate number of common shares reserved for options (in shares)	145,916
Option term	10 years
2005 Employee Plan and 2005 Director Plan [Member] | Stock Option [Member] | Minimum [Member]
Stock option plans [Abstract]
Exercise price of stock options granted (in dollars per share) | $ / shares	$ 2.13
2005 Employee Plan and 2005 Director Plan [Member] | Stock Option [Member] | Maximum [Member]
Stock option plans [Abstract]
Exercise price of stock options granted (in dollars per share) | $ / shares	$ 12.25
2005 Employee Plan and 2005 Director Plan [Member] | Stock Option [Member] | Granted in 2005 [Member]
Stock option plans [Abstract]
Options vesting period	3 years
2005 Employee Plan and 2005 Director Plan [Member] | Stock Option [Member] | Granted in 2006 Through 2015 [Member]
Stock option plans [Abstract]
Options vesting period	4 years
2005 Employee Plan [Member] | Stock Option [Member]
Stock option plans [Abstract]
Aggregate number of common shares reserved for options (in shares)	72,389
2005 Employee Plan [Member] | Restricted Stock [Member]
Stock option plans [Abstract]
Grants of restricted stock (in shares)			10,000
2005 Employee Plan [Member] | Restricted Stock [Member] | Granted in 2014 [Member]
Stock option plans [Abstract]
Options vesting period	3 years
2005 Director Plan [Member] | Stock Option [Member]
Stock option plans [Abstract]
Aggregate number of common shares reserved for options (in shares)	73,527